Brighthouse Wellington Large Cap Research Portfolio Shareholder Fees - Brighthouse Wellington Large Cap Research Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class B
Prospectus [Line Items]
Shareholder Fee, Other	0
Class E
Prospectus [Line Items]
Shareholder Fee, Other	$ 0